Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Raw materials and consumables	$ 1,024	$ 811	$ 960
Inventories in process	1,208	1,060	545
Finished goods and goods for resale	803	463	638
Inventories	3,035	2,334	2,143
Cost Of Inventories Recognised As Expense	2,493	2,644	2,942
Inventory write-offs	$ 109	$ 198	$ 112